Condensed Consolidated Statement of Changes in Stockholders Deficit (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022
Debt conversion price			$ 0.06
Debt conversion price, increase	$ 0.0744
Debt conversion price, decrease	$ 0.1540
Minimum [Member]
Warrant exercise price		$ 0.06	0.06
Debt conversion price		0.0253
Maximum [Member]
Warrant exercise price		0.08	$ 0.08
Debt conversion price		$ 0.06430